Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000014885 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014885 | Benchmark Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014885 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014885 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014885 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014885 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014885 | Adeia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014885 | Bridgebio Pharma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014885 | MaxLinear, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014885 | TopBuild Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014885 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014885 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014885 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000014885 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000014885 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014885 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014885 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014885 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014885 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014885 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014885 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014885 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014885 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014885 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000014885 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014885 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014885 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014885 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014885 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014885 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014885 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014885 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014885 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000014885 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014885 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014888 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014888 | Benchmark Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014888 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014888 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014888 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014888 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014888 | Adeia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014888 | Bridgebio Pharma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014888 | MaxLinear, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014888 | TopBuild Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014888 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014888 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014888 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000014888 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000014888 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014888 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014888 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014888 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014888 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014888 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014888 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014888 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014888 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014888 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000014888 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014888 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014888 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014888 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014888 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014888 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014888 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014888 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014888 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000014888 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014888 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148173 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000148173 | Benchmark Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000148173 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000148173 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148173 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000148173 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000148173 | Adeia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000148173 | Bridgebio Pharma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000148173 | MaxLinear, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000148173 | TopBuild Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000148173 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148173 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148173 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000148173 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000148173 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000148173 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000148173 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000148173 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148173 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000148173 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148173 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148173 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148173 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148173 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000148173 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148173 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148173 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148173 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148173 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148173 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148173 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148173 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148173 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000148173 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148173 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014889 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014889 | Benchmark Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014889 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014889 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014889 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014889 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014889 | Adeia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014889 | Bridgebio Pharma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014889 | MaxLinear, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014889 | TopBuild Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014889 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014889 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014889 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000014889 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000014889 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014889 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014889 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014889 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014889 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014889 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014889 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014889 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014889 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014889 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000014889 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014889 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014889 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014889 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014889 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014889 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014889 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014889 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014889 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000014889 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014889 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000070263 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000070263 | Benchmark Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000070263 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000070263 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000070263 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000070263 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000070263 | Adeia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000070263 | Bridgebio Pharma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000070263 | MaxLinear, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000070263 | TopBuild Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000070263 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070263 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000070263 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000070263 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000070263 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000070263 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000070263 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000070263 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000070263 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000070263 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000070263 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000070263 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070263 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070263 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000070263 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000070263 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000070263 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070263 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070263 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070263 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070263 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000070263 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000070263 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000070263 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070263 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%